Annual Total Returns [BarChart] - First Trust Nasdaq Semiconductor ETF - First Trust Nasdaq Semiconductor ETF	Aug. 02, 2021
Bar Chart Table:
2017	31.86%
2018	(13.50%)
2019	61.34%
2020	46.25%